UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DSC Advisors L.P.
Address: 900 North Michigan Avenue
         Suite 1900
         Chicago, Illinois  60611

13F File Number:  28-11157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew Bluhm
Title:     Manager of the General Partner
Phone:     312.915.2485

Signature, Place, and Date of Signing:

     Andrew Bluhm     Chicago, Illinois     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     33

Form13F Information Table Value Total:     $318,193 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBI-CONSOLIDATED INC       COM              003924107     4613  1139100 SH       SOLE                  1139100
AFFIRMATIVE INS HLDGS INC      COM              008272106    45560  3122667 SH       SOLE                  3122667
AMYLIN PHARMACEUTICALS INC     COM              032346108    33285   833800 SH       SOLE                   833800
AMYLIN PHARMACEUTICALS INC     COM              032346108     3080     2060 SH  CALL SOLE                     2060
BIOGEN IDEC INC                COM              09062X103     9247   204000 SH       SOLE                   204000
BOWATER INC                    COM              102183100     3748   122000 SH       SOLE                   122000
CONSOLIDATED COMM HLDGS INC    COM              209034107     5716   440000 SH       SOLE                   440000
DECODE GENETICS INC            COM              243586104      826   100000 SH       SOLE                   100000
ENDURANCE SPECIALTY HLDGS LT   SHS              G30397106    30085   839200 SH       SOLE                   839200
FIDELITY NATL FINL INC         COM              316326107    24576   668000 SH       SOLE                   668000
FIDELITY NATL TITLE GROUP IN   CL A             31620R105    19982   820600 SH       SOLE                   820600
GENERAL COMMUNICATION INC      CL A             369385109     6424   621850 SH       SOLE                   621850
GRAFTECH INTL LTD              COM              384313102     7962  1280000 SH       SOLE                  1280000
GRAPHIC PACKAGING CORP DEL     COM              388688103      137    60000 SH       SOLE                    60000
HUNT J B TRANS SVCS INC        COM              445658107    24904  1100000 SH       SOLE                  1100000
JORGENSEN EARLE M CO           COM              480829100    22560  2444200 SH       SOLE                  2444200
M & F WORLDWIDE CORP           COM              552541104     6699   410500 SH       SOLE                   410500
MEDIACOM COMMUNICATIONS CORP   CL A             58446K105      189    34400 SH       SOLE                    34400
NESS TECHNOLOGIES INC          COM              64104X108     3314   307695 SH       SOLE                   307695
NMT MED INC                    COM              629294109     7291   455700 SH       SOLE                   455700
OLYMPIC STEEL INC              COM              68162K106    10412   419000 SH       SOLE                   419000
ONLINE RES CORP                COM              68273G101     4973   450000 SH       SOLE                   450000
PHASE FORWARD INC              COM              71721R406     1804   185000 SH       SOLE                   185000
RHODIA                         SPONSORED ADR    762397107      884   419000 SH       SOLE                   419000
SHIP FINANCE INTERNATIONAL L   SHS              G81075106     3344   197883 SH       SOLE                   197883
SOUTHERN COPPER CORP           COM              84265V105     1673     2065 SH  PUT  SOLE                     2065
SYNERON MEDICAL LTD            ORD SHS          M87245102     1334    42000 SH       SOLE                    42000
TIME WARNER INC                COM              887317105     3837   220000 SH       SOLE                   220000
TOLL BROTHERS INC              COM              889478103      461      300 SH  PUT  SOLE                      300
UNITED RENTALS INC             COM              911363109    21816   932700 SH       SOLE                   932700
UNITED STATES STL CORP NEW     COM              912909108     2626     4250 SH  PUT  SOLE                     4250
VERTEX PHARMACEUTICALS INC     COM              92532F100     3484   125900 SH       SOLE                   125900
YOUNG BROADCASTING INC         CL A             987434107     1347   518000 SH       SOLE                   518000